Property, plant and equipment	9 Months Ended
Sep. 30, 2024
Property, plant and equipment
Property, plant and equipment
5.	Property, plant and equipment:

	Leasehold improvements	TMS devices	Total
Cost
Balance, December 31, 2023	$359,662	$6,427,908	$6,787,570
Additions	—	699,903	699,903
Asset Disposal	(8,950)	(80,000)	(88,950)

Balance, September 30, 2024	$350,712	$7,047,811	$7,398,523

Accumulated depreciation
Balance, December 31, 2023	$156,540	$1,837,051	$1,993,591
Depreciation	46,078	722,369	768,447
Asset Disposal	(8,950)	(80,000)	(88,950)

Balance, September 30, 2024	$193,668	$2,479,420	$2,673,088

Net book value
Balance, December 31, 2023	$203,122	$4,590,857	$4,793,979
Balance, September 30, 2024	157,044	4,568,391	4,725,435